Consolidated Statements of Financial Condition - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Assets:
Cash and due from banks	$ 15,617	$ 9,839
Interest bearing deposits with banks	110	58
Federal funds sold	729
Cash and cash equivalents	16,456	9,897
Interest bearing time deposits with banks	3,290	350
Equity securities	1,118
Securities available for sale	141,953	153,824
Restricted investment in bank stock	2,441	3,104
Investment in unconsolidated subsidiary		4,812
Total loans	417,631	383,904
Less: Allowance for loan losses	(3,034)	(2,939)
Total loans, net of allowance for loan losses	414,597	380,965
Premises and equipment, net	8,744	8,887
Other real estate owned	744	355
Bank owned life insurance and annuities	15,938	14,972
Investment in low income housing partnership	4,545	5,245
Core deposit and other intangible	405	195
Goodwill	9,139	5,448
Mortgage servicing rights	200	225
Accrued interest receivable and other assets	5,666	3,666
Total assets	625,236	591,945
Liabilities:
Non-interest bearing deposits	126,057	115,911
Interest bearing deposits	395,665	361,757
Total deposits	521,722	477,668
Securities sold under agreements to repurchase	2,911	9,769
Short-term borrowings	11,600	12,000
Long-term debt	15,000	25,000
Other interest bearing liabilities	1,596	1,593
Accrued interest payable and other liabilities	5,029	6,528
Total liabilities	557,858	532,558
Stockholders' Equity:
Preferred stock, no par value: Authorized - 500,000 shares, none issued
Common stock, par value $1.00 per share: Authorized 20,000,000 shares Issued - 5,134,249 shares at December 31, 2018; 4,811,611 shares at December 31, 2017; Outstanding - 5,092,048 shares at December 31, 2018; 4,767,656 shares at December 31, 2017;	5,134	4,811
Surplus	24,821	18,565
Retained earnings	42,525	40,876
Accumulated other comprehensive loss	(4,299)	(4,034)
Cost of common stock in Treasury: 42,201 shares at December 31, 2018; 43,955 shares at December 31, 2017	(803)	(831)
Total stockholders' equity	67,378	59,387
Total liabilities and stockholders' equity	$ 625,236	$ 591,945